Shareholder Report, Holdings (Details) - C000241226	Jun. 30, 2024
FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%